Schedule of Other Receivables, Deposits and Prepayments (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Other Receivables Deposits And Prepayments
Other Receivables	$ 804
Deposits	10,648	10,291
Prepayments	11,420	11,374
Total other receivables, deposits and prepayments	$ 22,872	$ 21,665